Taxation (Tables)	12 Months Ended
Oct. 31, 2020
Taxation [Abstract]
Income Tax
	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
Current tax
Current year	175.4	163.9	245.8
Adjustments to tax in respect of previous periods	7.8	(35.3)	(14.7)
	183.2	128.6	231.1
Deferred tax
Origination and reversal of temporary differences	(195.3)	(139.7)	26.4
Adjustments to tax in respect of previous periods	10.7	24.5	1.2
Previously unrecognized temporary differences	-	(29.4)	-
Impact of changes in tax rates	35.6	-	(931.8)
	(149.0)	(144.6)	(904.2)

Total tax charge/(credit)	34.2	(16.0)	(673.1)

Reconciliation of Income Tax Provision
The tax charge for the 12 months ended October 31, 2020 is higher than the standard rate of corporation tax in the UK of 19.00% (12 months ended October 31, 2019: 19.00%; 18 months ended October 31, 2018: 19.00%). The differences are explained below:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m
(Loss)/profit before taxation	(2,940.4)	(34.1)	34.1

Tax at UK corporation tax rate 19.00% (2019: 19.00% , 2018: 19.00%)	(558.7)	(6.5)	6.5
Effects of:
Tax rates other than the UK standard rate	(78.0)	(4.4)	17.8
Intra-Group financing	(21.0)	(42.8)	(52.5)
Innovation tax credit benefits	(31.8)	(13.5)	(21.4)
Interest restrictions	-	-	31.8
US foreign inclusion income	20.4	43.7	39.0
Share options	4.1	7.1	10.2
US transition tax	-	-	238.3
Movement in deferred tax not recognized	11.1	14.4	7.3
Previously unrecognized temporary differences	-	(29.4)	-
Impact of rate changes	35.6	-	(931.9)
Goodwill impairment	592.8	-	-
Expenses not deductible and other permanent differences	41.2	26.2	(4.7)
	15.7	(5.2)	(659.6)
Adjustments to tax in respect of previous periods:
Current tax	7.8	(35.3)	(14.7)
Deferred tax	10.7	24.5	1.2
	18.5	(10.8)	(13.5)

Total taxation	34.2	(16.0)	(673.1)

Current Tax Receivables
B	Current tax receivables
	October 31, 2020	October 31, 2019
	$m	$m
Corporation tax	45.3	40.1

Current Tax Liabilities
C	Current tax liabilities
	October 31, 2020	October 31, 2019
	$m	$m
Corporation tax	150.1	104.0

Non-Current Tax Liabilities
D	Non-current tax liabilities
	October 31, 2020	October 31, 2019
	$m	$m
Corporation tax	102.7	119.7

Net Deferred Tax Liability
		12 months ended October 31, 2020	12 months ended October 31, 2019
Net Deferred tax liability	Note	$m	$m
At November 1		(987.1)	(1,170.5)

Credited to consolidated statement of comprehensive income:		147.9	188.7
- Continuing operations	7A	149.0	156.4
- Discontinued operation		(1.1)	32.3

Debited directly to equity in relation to share options		(1.5)	(7.6)

(Debited)/credited to other comprehensive income:		(2.5)	27.0

Impact of adoption of IFRS 9		-	4.4
Impact of adoption of IFRS 15		-	(17.3)
Impact of adoption of IFRS 16		1.8	-
Foreign exchange adjustment		0.3	(11.8)
At October 31		(841.1)	(987.1)

Deferred Tax Assets
Deferred tax assets

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Tax credits	Intangible fixed assets	Other temporary differences	Research and Development	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2019	100.5	5.0	108.6	6.8	-	88.6	-	309.5
Transferred from deferred tax liabilities	-	-	-	-	-	-	13.6	13.6
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	33.0	(2.7)	(18.1)	9.5	0.2	(24.4)	72.9	70.4
Credited to consolidated statement of comprehensive income – discontinued operation	-	-	-	-	-	(1.1)	-	(1.1)
Credited directly to equity	-	(1.5)	-	-	-	-	-	(1.5)
Debited to other comprehensive income	-	-	-	-	-	6.2	-	6.2
Foreign exchange adjustment	-	-	-	-	(0.2)	0.4	-	0.2
Subtotal	133.5	0.8	90.5	16.3	-	69.7	86.5	397.3
Jurisdictional offsetting								(397.3)
At October 31, 2020								-

	Tax losses and interest restrictions	Share based payments	Deferred revenue	Prepaid royalty	Tax credits	Intangible fixed assets	Other temporary differences	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2018	26.6	17.4	119.9	41.9	29.7	3.0	70.8	309.3
Credited/(charged) to consolidated statement of comprehensive income – continuing operations	73.9	(5.1)	(12.0)	(41.9)	(22.9)	(3.0)	12.7	1.7
Credited/(charged) to consolidated statement of comprehensive income – discontinued operation	-	-	0.7	-	-	-	(12.3)	(11.6)
Credited directly to equity	-	(7.6)	-	-	-	-	-	(7.6)
Debited to other comprehensive income	-	-	-	-	-	-	13.0	13.0
Foreign exchange adjustment	-	0.3	-	-	-	-	-	0.3
Impact of adoption of IFRS 9	-	-	-	-	-	-	4.4	4.4
Subtotal	100.5	5.0	108.6	-	6.8	-	88.6	309.5
Jurisdictional offsetting								(309.5)
At October 31, 2019								-

Unrecognize Deferred Tax Assets in Relation to Gross Temporary Differences
The Group did not recognize deferred tax assets in relation to the following gross temporary differences, the expiration of which is determined by the tax law of each jurisdiction:

	Expiration:
	2021	2022	2023	2024	2025	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2020
Type of temporary difference:
Losses	5.0	11.9	23.7	43.4	13.3	2,226.7	50.7	2,374.7
Credits	3.5	3.1	1.8	1.4	0.7	5.5	45.4	61.4
Other	-	-	-	-	-	88.4	23.9	112.3
Total	8.5	15.0	25.5	44.8	14.0	2,320.6	120.0	2,548.4

	Expiration:
	2020	2021	2022	2023	2024	Thereafter	No expiry	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At October 31, 2019
Type of temporary difference:
Losses	56.3	99.2	40.1	33.6	41.8	2,191.6	50.7	2,513.3
Credits	3.5	3.6	2.1	1.3	0.7	1.7	28.9	41.8
Other	-	-	-	-	-	-	23.9	23.9
Total	59.8	102.8	42.2	34.9	42.5	2,193.3	103.5	2,579.0

Deferred Tax Liabilities
Deferred tax liabilities

	Intangible fixed assets	Research and development	Other temporary differences	Total
	$m	$m	$m	$m
At November 1, 2019	(1,257.1)	13.6	(53.1)	(1,296.6)
Transferred to deferred tax assets	-	(13.6)	-	(13.6)
Charged to Consolidated statement of comprehensive income – continuing operations	85.4	-	(6.8)	78.6
Credited to other comprehensive income – continuing operations	(8.7)	-	-	(8.7)
Credited to equity - impact of adoption of IFRS 16	-	-	1.8	1.8
Foreign exchange adjustment	(0.1)	-	0.2	0.1
Subtotal	(1,180.5)	-	(57.9)	(1,238.4)
Jurisdictional offsetting				397.3
At October 31, 2020				(841.1)

	Intangible fixed assets	Other Temporary differences	Total
	$m	$m	$m
At November 1, 2018	(1,448.5)	(31.3)	(1,479.8)
Charged to Consolidated statement of comprehensive income – continuing operations	155.5	(0.8)	154.7
Charged to Consolidated statement of comprehensive income – discontinued operation	34.0	9.9	43.9
Credited to other comprehensive income – continuing operations	14.0	-	14.0
Impact of adoption of IFRS 15	-	(17.3)	(17.3)
Foreign exchange adjustment	(12.1)	-	(12.1)
Subtotal	(1,257.1)	(39.5)	(1,296.6)
Jurisdictional offsetting			309.5
At October 31, 2019			(987.1)